As filed with the Securities and Exchange Commission on March 31, 1997.
                                        1933 Act File No. 02-80648
                                        1940 Act File No. 811-03613

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D. C.  20549

                            FORM N-lA
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                Pre-Effective Amendment No:                      [ ]
                Post-Effective Amendment No:  22                 [X]
                              and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
                       Amendment No: 22

                     BARTLETT CAPITAL TRUST
             (formerly Midwest Group Capital Trust)
       (Exact Name of Registrant as Specified in Charter)

         36 East Fourth Street, Cincinnati, Ohio 45202
            (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513) 621-4612

                            Copies to:
MARIE K. KARPINSKI                      DONALD S. MENDELSOHN
7 East Redwood Street                   Brown, Cummins & Brown, Co. LPA
Baltimore, Maryland 21202               3500 Carew Tower
(Name and Address of                    441 Vine Street
  Agent for Service)                    Cincinnati, Ohio 45202

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to Rule 485(b)
[ ] on                    , 1996 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[ ] on                    , 1996 pursuant to Rule 485(a)(i)
[ ] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on                    , 1996 pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on May 30, 1996.

                     BARTLETT CAPITAL TRUST

                 CALCULATION OF REGISTRATION FEE


Title of     Amount of   Proposed         Proposed
Securities   Shares      Maximum          Maximum           Amount of
Being        Being       Offering Price   Aggregate         Registration
Registered   Registered  Per Unit         Offering Price    Fee

Shares of    781,821     $13.68*          $10,695,311       $0**
Beneficial
Interest


*The Proposed Maximum Offering Price Per Unit is the net asset value per share for Bartlett Value International Fund in effect on March 27, 1997.





**Calculation of the proposed maximum aggregate offering price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended March 31, 1996, Registrant redeemed or repurchased 15,423,947 shares of beneficial interest. During its current fiscal year, Registrant used 14,642,126 of the shares it redeemed or repurchased during its fiscal year ended March 31, 1996 for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is using this post-effective amendment to register the remaining 781,821 shares redeemed or repurchased during its fiscal year ended March 31, 1996. During its current fiscal year Registrant has filed no other post-effective amendments for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2.

                          SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Bartlett Capital Trust, certifies that it meets all the requirements for effectiveness in this Post-Effective Amendment No. 22 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 27th day of March, 1997.

                                        Bartlett Capital Trust

                                        By:/s/Dale H. Rabiner*
                                          Dale H. Rabiner*
                                          Chairman of the Board

     Pursuant to the requirement of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                    Title                  Date

/s/Dale H. Rabiner*      Chairman of the Board,
Dale H. Rabiner*         President and Trustee      March 27, 1997


/s/Lorrence T. Kellar*   Trustee                    March 27, 1997
Lorrence T. Kellar*

/s/Alan R. Schriber*     Trustee                    March 27, 1997
Alan R. Schriber*

/s/William P. Sheehan*   Trustee                    March 27, 1997
William P. Sheehan*

/s/Marie K. Karpinski    Vice President             March 27, 1997
Marie K. Karpinski       and Treasurer


*Signatures affixed by Marie K. Karpinski pursuant to powers of attorney dated May 6, 1996 incorporated herein by reference to Post-Effective Amendment No. 21, filed May 31, 1996.